Note 19 - Related Party Transactions - Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Personnel expenses and other short-term employee benefits	€ 2,811	€ 2,340	€ 1,587
Extra pension benefits	12	12	12
Share-based compensation	2,450	1,856	4,805
Executive Committee members compensation	€ 5,273	€ 4,208	€ 6,404